Significant Accounting Policies (Detail)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) shares	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) shares	Jun. 30, 2021 USD ($) Segment shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Segment shares	Dec. 31, 2019 USD ($)
Summary of Significant Accounting Policies Details [Line Items]
Federal depository insurance coverage			$ 250,000,000	$ 250,000,000
Accumulated deficit	$ (59,362,823)		(12,341,951)	(59,362,823)		$ (12,341,951)
Net loss	(1,059,094)	$ (23,560,263)	(12,341,951)	(24,619,357)
Net cash used in operating activities			(506,715)	(821,057)
Cash and cash equivalents	$ 44,846		$ 865,903	$ 44,846		$ 865,903
Class A ordinary shares [Member]
Summary of Significant Accounting Policies Details [Line Items]
Warrants to purchase | shares			16,266,667	16,266,667
Shares Subject To Possible Redemption | shares	32,000,000		28,025,733	32,000,000		28,025,733
Rocket Lab USA, Inc.
Summary of Significant Accounting Policies Details [Line Items]
Accumulated deficit	$ (220,238,000)		$ (187,691,000)	$ (220,238,000)		$ (187,691,000)	$ (132,686,000)
Net loss				(32,547,000)	$ (23,453,000)	(55,005,000)	(30,360,000)
Net cash used in operating activities				(36,582,000)	$ (12,098,000)	(27,757,000)	(25,324,000)
Cash and cash equivalents	107,931,000		52,792,000	107,931,000		52,792,000	95,878,000
Capitalized transaction costs				3,395,000
Deferred capitalized transaction costs	3,395,000			3,395,000
Restricted cash			1,141,000			1,141,000	1,816,000
Impairments for long-lived assets						0	0
Impairment of goodwill						0
Goodwill	$ 3,277,000		$ 3,133,000	$ 3,277,000		$ 3,133,000	$ 0
Expected dividend yield						0.00%	0.00%
Number of operating segments | Segment				2		2
Rocket Lab USA, Inc. | Research and development, net
Summary of Significant Accounting Policies Details [Line Items]
Grant proceeds						$ 3,695,000	$ 3,296,000
Rocket Lab USA, Inc. | Minimum [Member]
Summary of Significant Accounting Policies Details [Line Items]
Finite-lived intangible asset useful life						1 year
Rocket Lab USA, Inc. | Maximum [Member]
Summary of Significant Accounting Policies Details [Line Items]
Finite-lived intangible asset useful life						20 years
Percentage of research and development costs grant reimburse						20.00%